ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		December 31, 2021 Fair Value
	Investments in Securities – 124.39%
	Common Stocks – 119.60%
	Argentina – 1.91%
	E-Commerce / Services – 1.91%
165,849	MercadoLibre Inc * (a)	$223,630,792

	Total Argentina (cost $111,581,128)	$223,630,792

	Australia – 1.76%
	Enterprise Software / Services – 1.76%
539,347	Atlassian Corp PLC, Class A * (a)	205,647,618

	Total Australia (cost $135,578,431)	$205,647,618

	Brazil – 0.45%
	Finance - Investment Banker / Broker – 0.45%
1,833,515	XP Inc, Class A *	52,695,221

	Total Brazil (cost $51,817,213)	$52,695,221

	Canada – 1.81%
	Internet Application Software – 1.81%
153,758	Shopify Inc, Class A *	211,784,732

	Total Canada (cost $82,875,574)	$211,784,732

	China – 7.68%
	E-Commerce / Products – 3.91%
2,144,201	Alibaba Group Holding Ltd ADR *	254,709,637
2,356,081	JD.com Inc ADR *	165,090,596
571,582	Pinduoduo Inc ADR *	33,323,231
1,930,715	Yatsen Holding Ltd ADR *	4,151,037

		457,274,501

	E-Commerce / Services – 0.24%
1,158,071	Trip.com Group Ltd ADR *	28,511,708

	Enterprise Software / Services – 0.27%
13,804,903	Ming Yuan Cloud Group Holdings Ltd	31,447,620

	Entertainment Software – 1.18%
245,343	Bilibili Inc ADR *	11,383,915
1,233,907	NetEase Inc ADR	125,587,054

		136,970,969

	Internet Content - Information / Network – 0.41%
823,000	Tencent Holdings Ltd	48,221,131

	Real Estate Management / Services – 0.81%
4,739,954	KE Holdings Inc ADR *	95,367,874

	Schools – 0.17%
9,710,605	New Oriental Education & Technology Group Inc ADR *	20,392,271

	Transport - Services – 0.21%
2,969,861	Full Truck Alliance Co Ltd ADR *	24,857,737

	Web Portals / ISP – 0.48%
376,157	Baidu Inc ADR *	55,968,400

	Total China (cost $876,395,190)	$899,012,211

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2021 Fair Value
	Common Stocks (continued)
	France – 5.59%
	Aerospace / Defense - Equipment – 4.00%
2,155,088	Airbus SE	$275,368,076
1,571,347	Safran SA	192,381,509

		467,749,585

	Apparel Manufacturers – 0.36%
53,137	Kering SA	42,716,127

	Entertainment Software – 0.14%
337,460	Ubisoft Entertainment SA *	16,528,522

	Textile - Apparel – 1.09%
153,973	LVMH Moet Hennessy Louis Vuitton SE	127,296,316

	Total France (cost $592,312,220)	$654,290,550

	Germany – 1.41%
	Aerospace / Defense – 0.51%
290,240	MTU Aero Engines AG	59,212,930

	Athletic Footwear – 0.90%
365,054	adidas AG	105,113,298

	Total Germany (cost $147,922,416)	$164,326,228

	Hong Kong – 1.31%
	Casino Hotels – 0.01%
259,000	Galaxy Entertainment Group Ltd	1,342,124

	Internet Content - Information / Network – 1.30%
5,279,800	Meituan, Class B *	152,645,091

	Total Hong Kong (cost $71,299,293)	$153,987,215

	Israel – 0.13%
	Applications Software – 0.13%
529,018	JFrog Ltd *	15,711,835

	Total Israel (cost $26,224,642)	$15,711,835

	Japan – 3.48%
	Audio / Video Products – 2.47%
2,298,800	Sony Group Corp	288,959,489

	Finance - Other Services – 0.32%
1,702,327	Japan Exchange Group Inc	37,223,389

	Web Portals / ISP – 0.69%
14,021,845	Z Holdings Corp	81,265,940

	Total Japan (cost $214,356,808)	$407,448,818

	Singapore – 0.87%
	E-Commerce / Products – 0.87%
457,037	Sea Ltd ADR *	102,243,747

	Total Singapore (cost $11,900,375)	$102,243,747

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2021 Fair Value
	Common Stocks (continued)
	Taiwan – 1.92%
	Semiconductor Components - Integrated Circuits – 1.92%
1,864,311	Taiwan Semiconductor Manufacturing Co Ltd ADR	$224,295,256

	Total Taiwan (cost $150,202,511)	$224,295,256

	United States – 91.04%
	Aerospace / Defense – 2.46%
1,330,785	Raytheon Technologies Corp	114,527,357
272,178	TransDigm Group Inc * (a)	173,181,418

		287,708,775

	Applications Software – 8.10%
690,538	Confluent Inc, Class A *	52,646,617
416,019	Elastic NV *	51,207,779
1,281,189	Five9 Inc *	175,932,873
1,409,538	Microsoft Corp (a)	474,055,820
211,167	Procore Technologies Inc *	16,887,025
528,544	PTC Inc *	64,033,106
1,455,878	Smartsheet Inc, Class A *	112,757,751

		947,520,971

	Athletic Equipment – 0.54%
1,781,886	Peloton Interactive Inc, Class A *	63,720,243

	Building Products - Cement / Aggregate – 1.38%
183,218	Martin Marietta Materials Inc (a)	80,711,193
392,182	Vulcan Materials Co (a)	81,409,140

		162,120,333

	Coatings / Paint – 1.06%
351,234	Sherwin-Williams Co	123,690,565

	Commercial Services - Finance – 4.57%
223,191	Block Inc *	36,047,578
249,300	Equifax Inc	72,992,547
364,277	Global Payments Inc	49,242,965
427,140	PayPal Holdings Inc *	80,550,061
339,833	S&P Global Inc	160,377,388
1,143,233	TransUnion (a)	135,564,569

		534,775,108

	Commercial Services – 1.45%
188,082	Cintas Corp (a)	83,352,300
1,092,689	CoStar Group Inc * (a)	86,355,212

		169,707,512

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	Communications Software – 3.26%
2,721,923	Avaya Holdings Corp *	$53,894,075
1,747,543	RingCentral Inc, Class A * (a)	327,402,181

		381,296,256

	Computer Aided Design – 7.67%
142,343	Altair Engineering Inc, Class A *	11,005,961
54,922	ANSYS Inc *	22,030,313
160,487	Aspen Technology Inc *	24,426,121
2,055,630	Cadence Design Systems Inc * (a)	383,066,651
1,238,014	Synopsys Inc * (a)	456,208,159

		896,737,205

	Computer Software – 2.15%
1,194,481	Dynatrace Inc *	72,086,928
388,473	Twilio Inc, Class A *	102,300,480
1,211,760	ZoomInfo Technologies Inc, Class A *	77,794,992

		252,182,400

	Computers – 1.04%
685,779	Apple Inc (a)	121,773,777

	Consulting Services – 1.65%
578,505	Gartner Inc *	193,405,792

	E-Commerce / Products – 3.07%
107,954	Amazon.com Inc * (a)	359,955,340

	E-Commerce / Services – 6.50%
938,337	DoorDash Inc, Class A *	139,718,379
1,407,955	Expedia Group Inc * (a)	254,445,628
2,765,518	Lyft Inc, Class A *	118,170,584
1,562,814	Marqeta Inc, Class A *	26,833,516
3,940,063	Uber Technologies Inc *	165,206,842
894,226	Zillow Group Inc, Class C *	57,096,330

		761,471,279

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	Energy - Alternate Sources – 0.06%
383,646	Stem Inc *	$7,277,765

	Enterprise Software / Services – 6.17%
970,853	Alteryx Inc, Class A * (a)	58,736,607
1,275,626	Avalara Inc * (a)	164,696,073
448,553	Coupa Software Inc *	70,893,802
2,163,606	Qualtrics International Inc, Class A *	76,591,652
2,517,521	SS&C Technologies Holdings Inc	206,386,372
3,378,555	UiPath Inc, Class A *	145,717,077

		723,021,583

	Entertainment Software – 0.63%
475,915	Activision Blizzard Inc (a)	31,662,625
235,837	Take-Two Interactive Software Inc *	41,912,952

		73,575,577

	Finance - Credit Card – 2.83%
539,052	Mastercard Inc, Class A (a)	193,692,165
638,031	Visa Inc, Class A (a)	138,267,698

		331,959,863

	Finance - Other Services – 2.17%
207,314	Coinbase Global Inc, Class A *	52,319,834
1,473,888	Intercontinental Exchange Inc (a)	201,583,662

		253,903,496

	Human Resources – 0.87%
433,516	Paylocity Holding Corp * (a)	102,379,139

	Internet Application Software – 0.95%
1,947,697	Anaplan Inc *	89,301,907
96,021	Okta Inc * (a)	21,525,028

		110,826,935

	Internet Content - Entertainment – 3.95%
1,375,403	Meta Platforms Inc, Class A * (a)	462,616,799

	Medical Information Systems – 0.05%
162,318	Schrodinger Inc *	5,653,536

	Medical Labs & Testing Services – 0.16%
142,429	Catalent Inc *	18,235,185

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	Medical - Biomedical / Genetics – 2.88%
1,094,664	Akero Therapeutics Inc *	$23,152,144
362,815	Allovir Inc *	4,694,826
382,045	Avidity Biosciences Inc *	9,081,210
606,739	Blueprint Medicines Corp *	64,987,814
571,043	Caribou Biosciences Inc *	8,617,039
966,529	Cerevel Therapeutics Holdings Inc *	31,334,870
1,511,807	Certara Inc *	42,965,555
441,654	IGM Biosciences Inc *	12,953,712
851,182	Karyopharm Therapeutics Inc *	5,473,100
395,854	Keros Therapeutics Inc *	23,161,418
1,226,952	Sema4 Holdings Corp *	5,472,206
865,458	TG Therapeutics Inc *	16,443,702
1,059,193	Ultragenyx Pharmaceutical Inc * (a)	89,067,539

		337,405,135

	Medical - Drugs – 0.23%
677,731	ORIC Pharmaceuticals Inc *	9,962,646
739,986	PMV Pharmaceuticals Inc *	17,093,677

		27,056,323

	Metal Processors & Fabrication – 0.08%
177,487	Xometry Inc, Class A *	9,096,209

	REITS - Diversified – 2.96%
578,946	American Tower Corp (a)	169,341,705
208,981	Equinix Inc (a)	176,764,489

		346,106,194

	Retail - Apparel / Shoes – 2.08%
564,443	Burlington Stores Inc *	164,540,779
696,172	Ross Stores Inc	79,558,536

		244,099,315

	Retail - Building Products – 0.74%
336,442	Lowe’s Cos Inc	86,963,528

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Discount – 0.44%
219,231	Dollar General Corp	$51,701,247

	Retail - Major Department Store – 2.20%
3,388,980	TJX Companies Inc	257,291,362

	Retail - Restaurants – 3.29%
135,313	Chipotle Mexican Grill Inc * (a)	236,560,952
1,074,690	Yum! Brands Inc (a)	149,231,453

		385,792,405

	Semiconductor Components - Integrated Circuits – 5.48%
994,289	Analog Devices Inc (a)	174,766,178
2,555,581	QUALCOMM Inc (a)	467,339,097

		642,105,275

	Semiconductor Equipment – 7.52%
770,087	KLA Corp (a)	331,222,120
358,792	Lam Research Corp	258,025,267
1,785,151	Teradyne Inc	291,925,743

		881,173,130

	Therapeutics – 0.40%
520,065	Sarepta Therapeutics Inc * (a)	46,831,853

	Total United States (cost $7,347,656,487)	$10,661,137,410

	Uruguay – 0.24%
	Commercial Services - Finance – 0.24%
802,832	Dlocal Ltd *	28,653,069

	Total Uruguay (cost $27,808,246)	$28,653,069

	Total Common Stock (cost $9,847,930,534)	$14,004,864,702

	Short-Term Securities – 4.79%
	United States – 4.79%
561,384,089	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 0.01% (a) (b)	$561,384,089

	Total United States (cost $561,384,089)	$561,384,089

	Total Short-Term Securities (cost $561,384,089)	$561,384,089

	Total Investments in Securities (cost $10,409,314,623) - 124.39%	$14,566,248,791

	Other Liabilities in Excess of Assets - (24.39%)	(2,856,017,657)

	Net Assets - 100.00%	$11,710,231,134

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.

(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2021. $527,978,455 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.

*	Non-income producing security.

ADR	American Depositary Receipt

REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	December 31, 2021 Percentage of Net Assets (%)
Aerospace / Defense	2.97
Aerospace / Defense - Equipment	4.00
Apparel Manufacturers	0.36
Applications Software	8.23
Athletic Equipment	0.54
Athletic Footwear	0.90
Audio / Video Products	2.47
Building Products - Cement / Aggregate	1.38
Casino Hotels	0.01
Coatings / Paint	1.06
Commercial Services - Finance	4.81
Commercial Services	1.45
Communications Software	3.26
Computer Aided Design	7.67
Computer Software	2.15
Computers	1.04
Consulting Services	1.65
E-Commerce / Products	7.85
E-Commerce / Services	8.65
Energy - Alternate Sources	0.06
Enterprise Software / Services	8.20
Entertainment Software	1.95
Finance - Credit Card	2.83
Finance - Investment Banker / Broker	0.45
Finance - Other Services	2.49

Investments in Securities - By Industry	December 31, 2021 Percentage of Net Assets (%)
Human Resources	0.87
Internet Application Software	2.76
Internet Content - Entertainment	3.95
Internet Content - Information / Network	1.71
Medical Information Systems	0.05
Medical Labs & Testing Services	0.16
Medical - Biomedical / Genetics	2.88
Medical - Drugs	0.23
Metal Processors & Fabrication	0.08
Real Estate Management / Services	0.81
REITS - Diversified	2.96
Retail - Apparel / Shoes	2.08
Retail - Building Products	0.74
Retail - Discount	0.44
Retail - Major Department Store	2.20
Retail - Restaurants	3.29
Schools	0.17
Semiconductor Components - Integrated Circuits	7.40
Semiconductor Equipment	7.52
Short-Term Securities	4.79
Textile - Apparel	1.09
Therapeutics	0.40
Transport - Services	0.21
Web Portals / ISP	1.17

Total Investments in Securities	124.39%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		December 31, 2021 Fair Value
		Purchased Options – 4.76%
		Equity Options – 4.54%
		Equity Call Options – 2.33%
		Australia – 0.27%
		Enterprise Software / Services – 0.27%
$ 143,168,000	4,474	Atlassian Corp PLC, Class A, 3/18/2022, $320.00	$32,078,580

		Total Australia (cost $32,244,214)	$32,078,580

		Canada – 0.15%
		Internet Application Software – 0.15%
49,920,000	416	Shopify Inc, Class A, 1/21/2022, $1,200.00	7,471,360
94,340,000	712	Shopify Inc, Class A, 3/18/2022, $1,325.00	9,939,520

		Total Canada (cost $19,953,008)	$17,410,880

		China – 0.12%
		E-Commerce / Products – 0.12%
58,930,000	5,893	Alibaba Group Holding Ltd ADR, 3/18/2022, $100.00	13,878,015

		Total China (cost $12,145,005)	$13,878,015

		United States – 1.79%
		Commercial Services - Finance – 0.02%
87,875,000	4,750	Block Inc, 3/18/2022, $185.00	2,826,250

		Communications Software – 0.29%
21,848,500	1,181	RingCentral Inc, Class A, 4/14/2022, $185.00	2,633,630
23,500,000	1,175	RingCentral Inc, Class A, 3/18/2022, $200.00	1,562,750
133,236,000	7,402	Zoom Video Communications Inc, 2/18/2022, $180.00	11,177,020
119,918,000	7,054	Zoom Video Communications Inc, 3/18/2022, $170.00	18,269,860

			33,643,260

		E-Commerce / Products – 0.13%
187,110,000	594	Amazon.com Inc, 2/18/2022, $3,150.00	14,998,500

		E-Commerce / Services – 0.29%
190,440,000	920	Booking Holdings Inc, 3/18/2022, $2,070.00	33,810,000

		Electronic Components - Semiconductors – 0.12%
101,547,000	3,761	NVIDIA Corp, 3/18/2022, $270.00	14,611,485

		Hotels & Motels – 0.41%
136,459,000	11,866	Hilton Worldwide Holdings Inc, 4/14/2022, $115.00	48,057,300

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts		December 31, 2021 Fair Value
		Equity Call Options (continued)
		United States (continued)
		Internet Content - Entertainment – 0.09%
$ 100,967,000	3,257	Meta Platforms Inc, Class A, 2/18/2022, $310.00	$10,845,810

		Multimedia – 0.03%
109,312,000	6,832	Walt Disney Co, 3/18/2022, $160.00	3,655,120

		Semiconductor Components - Integrated Circuits – 0.22%
150,464,000	9,404	QUALCOMM Inc, 3/18/2022, $160.00	25,390,800

		Web Portals / ISP – 0.19%
109,890,000	407	Alphabet Inc, 2/18/2022, $2,700.00	9,788,350
161,700,000	588	Alphabet Inc, 2/18/2022, $2,750.00	11,883,480

			21,671,830

		Total United States (cost $249,510,579)	$209,510,355

		Total Equity Call Options (cost $313,852,806)	$272,877,830

		Equity Put Options – 2.21%
		United States – 2.21%
		Computers – 0.04%
83,102,000	4,492	Apple Inc, 2/18/2022, $185.00	5,143,340

		Growth & Income - Large Cap – 0.50%
621,395,000	14,725	SPDR S&P 500 ETF Trust, 6/17/2022, $422.00	15,490,700
1,505,476,800	34,849	SPDR S&P 500 ETF Trust, 6/17/2022, $432.00	42,411,233

			57,901,933

		Sector Fund - Technology – 1.67%
1,828,288,000	51,940	Invesco QQQ Trust Series 1, 6/17/2022, $352.00	58,432,500
4,117,822,500	115,995	Invesco QQQ Trust Series 1, 6/17/2022, $355.00	137,338,080

			195,770,580

		Total United States (cost $296,223,349)	$258,815,853

		Total Equity Put Options (cost $296,223,349)	$258,815,853

		Total Equity Options (cost $610,076,155)	$531,693,683

		Currency Put Options – 0.22%
		United States – 0.22%
		Currency – 0.22%	Counterparty
696,269,770	696,269,770	USD / BRL, 06/17/2022, $6.00	Morgan Stanley & Co., Inc.	23,556,249
258,482,208	258,482,208	USD / CNH, 06/17/2022, $6.75	Morgan Stanley & Co., Inc.	738,908
372,357,093	372,357,093	USD / CNH, 06/17/2022, $6.75	Merrill Lynch Professional Clearing Corp	1,064,436

		Total United States (cost $30,147,938)		$25,359,593

		Total Currency Put Options (cost $30,147,938)		$25,359,593

		Total Purchased Options (cost $640,224,093)		$557,053,276

	ADR	American Depositary Receipt
	BRL	Brazilian Real
	CNH	Chinese Renminbi Yuan
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor’s Depositary Receipts
	USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	December 31, 2021 Percentage of Net Assets (%)
Commercial Services - Finance	0.02
Communications Software	0.29
Computers	0.04
Currency	0.22
E-Commerce / Products	0.25
E-Commerce / Services	0.29
Electronic Components - Semiconductors	0.12
Enterprise Software / Services	0.27

Purchased Options - By Industry	December 31, 2021 Percentage of Net Assets (%)
Growth & Income - Large Cap	0.50
Hotels & Motels	0.41
Internet Application Software	0.15
Internet Content - Entertainment	0.09
Multimedia	0.03
Sector Fund - Technology	1.67
Semiconductor Components - Integrated Circuits	0.22
Web Portals / ISP	0.19

Total Purchased Options	4.76%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		December 31, 2021 Fair Value
	Securities Sold, Not Yet Purchased – 30.05%
	Common Stocks – 30.05%
	Brazil – 0.02%
	Commercial Services - Finance – 0.02%
113,987	StoneCo Ltd, Class A	$1,921,821

	Total Brazil (proceeds $6,944,327)	$1,921,821

	Canada – 0.15%
	Medical - Drugs – 0.03%
347,208	Canopy Growth Corp	3,031,857

	Private Equity – 0.12%
237,473	Brookfield Asset Management Inc, Class A	14,338,620

	Total Canada (proceeds $24,293,649)	$17,370,477

	China – 0.20%
	Computer Software – 0.04%
742,323	Tuya Inc	4,639,519

	Internet Content - Entertainment – 0.06%
236,952	Weibo Corp ADR	7,340,773

	Metal - Aluminum – 0.01%
6,610,800	China Zhongwang Holdings Ltd	1,424,540

	Retail - Drug Store – 0.09%
2,801,000	Ping An Healthcare and Technology Co Ltd	10,185,389

	Total China (proceeds $39,571,424)	$23,590,221

	France – 0.35%
	Advertising Services – 0.26%
456,044	Publicis Groupe SA	30,701,904

	REITS - Regional Malls – 0.09%
473,888	Klepierre SA	11,236,178

	Total France (proceeds $35,962,725)	$41,938,082

	Germany – 1.22%
	Automobile - Cars / Light Trucks – 0.51%
379,954	Bayerische Motoren Werke AG	38,235,086
281,904	Daimler AG	21,668,085

		59,903,171

	Electronic Components - Semiconductors – 0.22%
567,084	Infineon Technologies AG	26,285,632

	Enterprise Software / Services – 0.49%
400,317	SAP SE	56,859,538

	Total Germany (proceeds $137,976,944)	$143,048,341

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2021 Fair Value
	Common Stocks (continued)
	Hong Kong – 0.67%
	Electric - Integrated – 0.20%
3,715,100	Power Assets Holdings Ltd	$23,158,916

	Wireless Equipment – 0.47%
22,610,800	Xiaomi Corp, Class B	54,813,709

	Total Hong Kong (proceeds $96,371,555)	$77,972,625

	Israel – 0.94%
	Computer Data Security – 0.49%
489,404	Check Point Software Technologies Ltd	57,044,930

	Internet Application Software – 0.45%
335,691	Wix.com Ltd	52,968,683

	Total Israel (proceeds $122,920,961)	$110,013,613

	Japan – 0.18%
	Building Products - Air & Heating – 0.14%
73,600	Daikin Industries Ltd	16,675,125

	Gas - Distribution – 0.01%
93,400	Tokyo Gas Co Ltd	1,672,448

	Office Automation & Equipment – 0.03%
189,300	Seiko Epson Corp	3,404,457

	Total Japan (proceeds $24,592,679)	$21,752,030

	Netherlands – 1.73%
	Semiconductor Components - Integrated Circuits – 0.74%
378,476	NXP Semiconductors NV	86,209,263

	Semiconductor Equipment – 0.99%
145,762	ASML Holding NV	116,046,959

	Total Netherlands (proceeds $191,994,755)	$202,256,222

	Switzerland – 0.41%
	Electronic Components - Semiconductors – 0.16%
393,777	STMicroelectronics NV	19,247,820

	Medical - Drugs – 0.25%
332,280	Novartis AG ADR	29,064,532

	Total Switzerland (proceeds $47,651,241)	$48,312,352

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2021 Fair Value
	Common Stocks (continued)
	Taiwan – 0.15%
	Semiconductor Components - Integrated Circuits – 0.15%
1,543,573	United Microelectronics Corp ADR	$18,059,804

	Total Taiwan (proceeds $17,431,500)	$18,059,804

	United Kingdom – 0.07%
	Diversified Banking Institutions – 0.07%
1,289,729	HSBC Holdings PLC	7,758,589

	Total United Kingdom (proceeds $9,269,284)	$7,758,589

	United States – 23.96%
	Advertising Agencies – 0.65%
720,084	Interpublic Group of Cos Inc	26,967,146
675,459	Omnicom Group Inc	49,490,881

		76,458,027

	Apparel Manufacturers – 0.33%
2,290,345	Hanesbrands Inc	38,294,568

	Beverages - Non-alcoholic – 0.15%
304,186	Coca-Cola Co	18,010,853

	Commercial Services - Finance – 0.21%
1,047,415	H&R Block Inc	24,677,097

	Commercial Services – 0.20%
1,168,181	Nielsen Holdings PLC	23,959,392

	Computer Data Security – 0.51%
431,326	Qualys Inc	59,186,554

	Computer Software – 1.19%
69,817	Bandwidth Inc, Class A	5,010,068
282,117	Cloudflare Inc, Class A	37,098,386
724,481	Fastly Inc, Class A	25,682,851
94,990	Snowflake Inc, Class A	32,177,863
525,971	SolarWinds Corp	7,463,528
739,764	Teradata Corp	31,417,777

		138,850,473

	Computers – 0.33%
277,374	Hewlett Packard Enterprise Co	4,374,188
913,249	HP Inc	34,402,090

		38,776,278

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	Consumer Products - Miscellaneous – 0.87%
711,515	Kimberly-Clark Corp	$101,689,724

	Cosmetics & Toiletries – 0.77%
423,604	Colgate-Palmolive Co	36,150,365
332,105	Procter & Gamble Co	54,325,736

		90,476,101

	Data Processing / Management – 0.17%
187,445	Fiserv Inc	19,454,917

	Diversified Banking Institutions – 0.72%
1,907,232	Bank of America Corp	84,852,752

	E-Commerce / Products – 0.03%
239,780	Poshmark Inc, Class A	4,083,453

	E-Commerce / Services – 0.07%
298,528	TripAdvisor Inc	8,137,873

	Electric - Distribution – 0.34%
460,376	Consolidated Edison Inc	39,279,280

	Electric - Integrated – 0.90%
393,238	Duke Energy Corp	41,250,666
712,419	PPL Corp	21,415,315
617,408	Southern Co	42,341,841

		105,007,822

	Electronic Components - Semiconductors – 2.84%
895,225	Intel Corp	46,104,088
423,176	NVIDIA Corp	124,460,293
862,672	Texas Instruments Inc	162,587,792

		333,152,173

	Electronic Forms – 0.57%
118,736	Adobe Inc	67,330,436

	Enterprise Software / Services – 1.92%
47,469	Bill.com Holdings Inc	11,826,901
234,846	Oracle Corp	20,480,920
376,158	Salesforce.com Inc	95,593,033
356,208	Workday Inc, Class A	97,308,901

		225,209,755

	Finance - Credit Card – 0.22%
1,462,030	Western Union Co	26,082,615

	Food - Confectionery – 0.13%
113,291	J M Smucker Co	15,387,184

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	Food - Miscellaneous / Diversified – 1.98%
1,230,108	Campbell Soup Co	$53,460,494
1,306,098	Conagra Brands Inc	44,603,247
984,480	General Mills Inc	66,334,262
1,050,522	Kellogg Co	67,674,627

		232,072,630

	Internet Application Software – 0.34%
379,411	Zendesk Inc	39,568,773

	Investment Management / Advisory Services – 1.21%
1,078,123	Franklin Resources Inc	36,106,339
535,398	T Rowe Price Group Inc	105,280,663

		141,387,002

	Medical - Biomedical / Genetics – 0.41%
215,594	Amgen Inc	48,502,182

	Motorcycle / Motor Scooter – 0.08%
247,742	Harley-Davidson Inc	9,337,396

	Real Estate Management / Services – 0.13%
890,946	Realogy Holdings Corp	14,976,802

	REITS - Health Care – 0.72%
1,379,871	Ventas Inc	70,539,006
159,202	Welltower Inc	13,654,756

		84,193,762

	REITS - Office Property – 1.59%
282,940	Boston Properties Inc	32,589,029
733,845	Brandywine Realty Trust	9,848,200
963,080	Douglas Emmett Inc	32,263,180
585,921	Hudson Pacific Properties Inc	14,478,108
477,717	Kilroy Realty Corp	31,749,072
340,548	SL Green Realty Corp	24,417,292
974,910	Vornado Realty Trust	40,809,733

		186,154,614

	REITS - Regional Malls – 0.27%
199,400	Simon Property Group Inc	31,858,138

	REITS - Shopping Centers – 1.30%
517,231	Brixmor Property Group Inc	13,142,840
392,556	Federal Realty Investment Trust	53,513,234
1,249,593	Kimco Realty Corp	30,802,467
621,068	Regency Centers Corp	46,797,474
421,722	Urban Edge Properties	8,012,718

		152,268,733

	REITS - Storage – 0.16%
50,287	Public Storage	18,835,499

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Apparel / Shoes – 0.25%
354,437	Chico’s FAS Inc	$1,906,871
1,567,320	Gap Inc	27,663,198

		29,570,069

	Retail - Bedding – 0.02%
125,211	Bed Bath & Beyond Inc	1,825,576

	Retail - Major Department Store – 0.34%
1,738,072	Nordstrom Inc	39,315,189

	Retail - Miscellaneous / Diversified – 0.20%
1,250,946	Sally Beauty Holdings Inc	23,092,463

	Retail - Regional Department Store – 0.73%
1,401,649	Kohl’s Corp	69,227,444
612,917	Macy’s Inc	16,046,167

		85,273,611

	Retail - Restaurants – 0.07%
196,075	Cheesecake Factory Inc	7,676,336

	Semiconductor Equipment – 0.33%
244,502	Applied Materials Inc	38,474,835

	Telecommunication Equipment Fiber Optics – 0.21%
653,050	Corning Inc	24,313,052

	Telephone - Integrated – 0.50%
1,229,739	AT&T Inc	30,251,579
539,817	Verizon Communications Inc	28,048,890

		58,300,469

	Total United States (proceeds $2,778,769,529)	$2,805,354,458

	Total Common Stocks (proceeds $3,533,750,573)	$3,519,348,635

	Total Securities Sold, Not Yet Purchased (proceeds $3,533,750,573)	$3,519,348,635

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	December 31, 2021 Percentage of Net Assets (%)
Advertising Agencies	0.65
Advertising Services	0.26
Apparel Manufacturers	0.33
Automobile - Cars / Light Trucks	0.51
Beverages - Non-alcoholic	0.15
Building Products - Air & Heating	0.14
Commercial Services - Finance	0.23
Commercial Services	0.20
Computer Data Security	1.00
Computer Software	1.23
Computers	0.33
Consumer Products - Miscellaneous	0.87
Cosmetics & Toiletries	0.77
Data Processing / Management	0.17
Diversified Banking Institutions	0.79
E-Commerce / Products	0.03
E-Commerce / Services	0.07
Electric - Distribution	0.34
Electric - Integrated	1.10
Electronic Components - Semiconductors	3.22
Electronic Forms	0.57
Enterprise Software / Services	2.41
Finance - Credit Card	0.22
Food - Confectionery	0.13
Food - Miscellaneous / Diversified	1.98
Gas - Distribution	0.01
Internet Application Software	0.79

Securities Sold, Not Yet Purchased - By Industry	December 31, 2021 Percentage of Net Assets (%)
Internet Content - Entertainment	0.06
Investment Management / Advisory Services	1.21
Medical - Biomedical / Genetics	0.41
Medical - Drugs	0.28
Metal - Aluminum	0.01
Motorcycle / Motor Scooter	0.08
Office Automation & Equipment	0.03
Private Equity	0.12
Real Estate Management / Services	0.13
REITS - Health Care	0.72
REITS - Office Property	1.59
REITS - Regional Malls	0.36
REITS - Shopping Centers	1.30
REITS - Storage	0.16
Retail - Apparel / Shoes	0.25
Retail - Bedding	0.02
Retail - Drug Store	0.09
Retail - Major Department Store	0.34
Retail - Miscellaneous / Diversified	0.20
Retail - Regional Department Store	0.73
Retail - Restaurants	0.07
Semiconductor Components - Integrated Circuits	0.89
Semiconductor Equipment	1.32
Telecommunication Equipment Fiber Optics	0.21
Telephone - Integrated	0.50
Wireless Equipment	0.47

Total Securities Sold, Not Yet Purchased	30.05%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		December 31, 2021 Unrealized Appreciation / Depreciation***

	Swap Contracts – 2.60%
	Total Return Swap Contracts - Appreciation – 3.91%
	Australia – 0.02%
	Commercial Banks Non-US – 0.02%
$ (22,723,547)	12/23/2024	Bank of Queensland Ltd	$960,227

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(64,694,646)	12/23/2024	Westpac Banking Corp	859,682

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$1,819,909

	Brazil – 0.06%
	Commercial Services - Finance – 0.06%
(10,058,748)	1/31/2022	Cielo SA	7,609,415

		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.13%**.

	Total Brazil		$7,609,415

	Ireland – 0.02%
	Commercial Services - Finance – 0.02%
31,798,501	12/11/2023	Experian PLC	2,040,865

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Experian PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Ireland		$2,040,865

	Japan – 0.11%
	Advertising Services – 0.00%
(613,478)	3/4/2024	Dentsu Group Inc.	346,264

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Dentsu Group Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.63%**.

	E-Commerce / Products – 0.01%
(17,944,427)	3/4/2024	Rakuten Group Inc	1,518,498

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Rakuten Group Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.63%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2021 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Japan (continued)
	Electric Products - Miscellaneous – 0.01%
$ (9,016,534)	3/4/2024	Casio Computer Co Ltd	$1,528,860

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Electric - Integrated – 0.06%
(11,282,398)	3/4/2024	Chubu Electric Power Co Inc.	1,017,672

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Chubu Electric Power Co Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(35,435,099)	3/4/2024	Tokyo Electric Power Co Holdings Inc.	5,724,141

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			6,741,813

	Office Automation & Equipment – 0.03%
(15,384,982)	3/4/2024	Konica Minolta Inc	2,644,180

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(12,839,152)	3/4/2024	Ricoh Co Ltd	1,203,963

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			3,848,143

	Photo Equipment & Supplies – 0.00%
(4,447,395)	3/4/2024	Nikon Corp	102,178

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$14,085,756

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2021 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Spain – 0.37%
	Building - Heavy Construction – 0.37%
$ 55,991,532	2/26/2024	Cellnex Telecom SA	$42,799,476

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$42,799,476

	United Kingdom – 0.04%
	Cosmetics & Toiletries – 0.00%
(59,163,236)	2/26/2024	Unilever PLC	379,377

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Food - Retail – 0.04%
(12,200,475)	12/11/2023	Marks & Spencer Group PLC	4,113,352

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$4,492,729

	United States – 3.29%
	Private Equity – 0.83%
129,357,237	3/4/2024	Carlyle Group Inc	96,648,183

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Web Portals / ISP – 2.46%
113,291,281	3/4/2024	Alphabet Inc, Class A	288,256,625

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$384,904,808

	Total Return Swap Contracts - Appreciation ****		$457,752,958

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2021 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation – 1.31%
	Australia – 0.18%
	Commercial Banks Non-US – 0.18%
$ (30,668,260)	12/23/2024	Australia & New Zealand Banking Group Ltd	$6,392,976

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(72,494,417)	12/23/2024	Commonwealth Bank of Australia	15,154,841

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$21,547,817

	Brazil – 0.71%
	Finance - Other Services – 0.30%
110,422,045	1/31/2022	B3 SA - Brasil Bolsa Balcao	34,564,242

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Retail - Discount – 0.41%
119,131,520	1/31/2022	Magazine Luiza SA	47,998,312

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$82,562,554

	China – 0.13%
	Applications Software – 0.04%
104,996,334	7/11/2022	Glodon Co Ltd, Class A	4,838,062

Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co Ltd, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Computer Services – 0.09%
28,493,976	7/11/2022	Sangfor Technologies Inc, Class A	10,050,221

Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Sangfor Technologies Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Total China		$14,888,283

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2021 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Japan – 0.06%
	Office Automation & Equipment – 0.00%
$ (12,529,160)	3/4/2024	Canon Inc	$123,991

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment – 0.06%
(87,558,713)	3/4/2024	Advantest Corp	7,361,287

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$7,485,278

	Taiwan – 0.18%
	Computers - Peripheral Equipment – 0.07%
(11,086,744)	3/4/2024	Innolux Display Corp	8,610,677

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.75%**.

	Electronic Components - Miscellaneous – 0.11%
(9,928,363)	3/4/2024	AU Optronics Corp	12,154,975

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 7.75%**.

	Total Taiwan		$20,765,652

	United Kingdom – 0.05%
	Diversified Banking Institutions – 0.03%
(22,920,842)	12/11/2023	HSBC Holdings PLC	3,756,278

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of HSBC Holdings PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2021 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	United Kingdom (continued)
	Retail - Apparel / Shoes – 0.02%
$ (4,646,914)	12/11/2023	Next PLC	$2,283,014

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$6,039,292

	Total Return Swap Contracts - Depreciation *****		$153,288,876

	Total Swap Contracts, net		$304,464,082

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**	The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of December 31, 2021.
***	The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.
****	Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.
*****	Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	December 31, 2021 Percentage of Net Assets (%)
Advertising Services	0.00
Applications Software	(0.04)
Building - Heavy Construction	0.37
Commercial Banks Non-U.S.	(0.16)
Commercial Services - Finance	0.08
Computer Services	(0.09)
Computers - Peripheral Equipment	(0.07)
Cosmetics & Toiletries	0.00
Diversified Banking Institutions	(0.03)
E-Commerce / Products	0.01
Electric Products - Miscellaneous	0.01

Swap Contracts - By Industry	December 31, 2021 Percentage of Net Assets (%)
Electric - Integrated	0.06
Electronic Components - Miscellaneous	(0.11)
Finance - Other Services	(0.30)
Food - Retail	0.04
Office Automation & Equipment	0.03
Photo Equipment & Supplies	0.00
Private Equity	0.83
Retail - Apparel / Shoes	(0.02)
Retail - Discount	(0.41)
Semiconductor Equipment	(0.06)
Web Portals / ISP	2.46

Total Swap Contracts	2.60%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2021 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts, which use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity, are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the three months ended December 31, 2021.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of December 31, 2021.

	Level 1	Level 2	Level 3	Balance December 31, 2021
Assets
Investment Securities
Common Stocks	$14,004,864,702	$-	$-	$14,004,864,702
Short-Term Securities	561,384,089	-	-	561,384,089
Purchased Options	531,693,683	25,359,593	-	557,053,276
Unrealized Appreciation on
Total Return Swap Contracts	-	457,752,958	-	457,752,958

Total Assets	$15,097,942,474	$483,112,551	$-	$15,581,055,025

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$3,519,348,635	$-	$-	$3,519,348,635
Unrealized Depreciation on
Total Return Swap Contracts	-	153,288,876	-	153,288,876

Total Liabilities	$3,519,348,635	$153,288,876	$-	$3,672,637,511

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2021 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the three months ended December 31, 2021, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2021 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At December 31, 2021, the net amount of the fair value of the above-mentioned investments was $304,464,082.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At December 31, 2021, the fair value of the above-mentioned investments was $531,693,683.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2021 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At December 31, 2021, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At December 31, 2021, the fair value of the currency options was $25,359,593.

4.	Federal Income Tax Information

During the year ended September 30, 2021, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short- term and/or long-term losses. As of September 30, 2021, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2021 and certain ordinary losses realized after December 31, 2021 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2021, the Fund incurred and elected to defer qualified late-year ordinary loss of $55,124,094.

As of September 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	216,844,801
Accumulated realized capital and other losses:	(55,124,094)
Net unrealized appreciation/depreciation:	4,233,276,640

Total	$4,394,997,347

As of December 31, 2021, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$4,156,934,168
Excess of tax cost over value gross depreciation	(256,653,271)

Net unrealized appreciation	$3,900,280,897

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to December 31, 2021 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”